Cash and Bank Balances - Schedule of Cash and Cash Equivalents (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cash and Bank Balances [Abstract]
Cash and bank balances	RM 35,214,258	$ 7,877,205	RM 4,637,260
Fixed deposit	1,000,000	223,694
Cash at share trading accounts			19
Total	RM 36,214,258	$ 8,100,899	RM 4,637,279